Rental Equipment (Tables)	9 Months Ended
Sep. 30, 2022
Rental Equipment
Schedule of Rental Equipment	Rental equipment are comprised of the following:
	September 30, 2022	December 31, 2021
Rental equipment	$228,000	$-
Accumulated depreciation	(5,000)	-
Net book value	$223,000	$-